Litigation (Details) $ in Thousands	Dec. 26, 2017 defendant	Nov. 29, 2017 defendant	Jan. 27, 2014 USD ($) defendant	Dec. 31, 2018 USD ($) plaintiff case	Sep. 04, 2018 USD ($)	Apr. 17, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
California litigation accrual				$ 136,333
Santa Clara County, California, Proceedings
Loss Contingencies [Line Items]
Number of additional defendants liable for damages awarded | defendant			2
Amount payable jointly and severally for litigation			$ 1,150,000
Number of additional defendants | defendant	2	2
Abatement fund amount proposed by plaintiffs						$ 730,000
Abatement fund amount proposed by defendants						$ 409,100
Court-ruled abatement fund amount					$ 409,100
Personal Injury Cases | Pending Litigation
Loss Contingencies [Line Items]
Number of cases pending | case				3
Number of plaintiff cases selected for discovery | plaintiff				6
Total number of plaintiffs | plaintiff				146